Leases - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Lessee, Lease, Description [Line Items]
Operating lease cost	$ 236,000,000	$ 214,000,000
Operating lease commitments, not yet commenced	49,000,000	49,000,000
Financing lease commitments	0
Operating lease commitments	1,161,000,000
Long-term lease liabilities	$ 838,000,000	$ 778,000,000
Weighted average remaining lease term for operating lease	8 years	7 years
Weighted average discount rate for operating lease	4.00%	4.00%
Operating cash flow payments	$ 234,000,000	$ 210,000,000
Right-of-use asset obtained in exchange for operating lease liability	315,000,000	298,000,000
Gain (loss) offset by terminations	68,000,000	$ 68,000,000
Rent expense			$ 250,000,000
Residual value of lease arrangements	$ 220,000,000
Maximum
Lessee, Lease, Description [Line Items]
Operating lease term, not yet commenced	10 years